Revenue - Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 76,009,201	₩ 57,466,678	₩ 64,785,709
Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65,976,974	48,108,619	53,798,748
Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,419,853	2,707,450	3,210,751
Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,042,017	6,225,446	7,339,399
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	570,357	425,163	436,811
Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	67,036,279	48,668,502	54,983,346
Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,972,922	8,798,176	9,802,363
Steel [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,093,405	28,892,878	32,078,453
Steel [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,305,393	28,394,790	31,456,714
Steel [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	680,513	462,489	573,463
Steel [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Steel [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	107,499	35,599	48,276
Steel [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,412,892	28,430,389	31,504,990
Steel [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	680,513	462,489	573,463
Trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,065,608	19,345,222	22,157,132
Trading [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,233,531	18,796,522	21,629,838
Trading [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	547,369	388,222	369,730
Trading [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Trading [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	284,708	160,478	157,564
Trading [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,518,239	18,957,000	21,787,402
Trading [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	547,369	388,222	369,730
Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,075,222	6,250,052	7,363,490
Construction [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0
Construction [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58,807	45,359	49,696
Construction [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,014,050	6,197,497	7,308,401
Construction [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,365	7,196	5,393
Construction [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	491,313	141,916	747,917
Construction [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,583,909	6,108,136	6,615,573
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,774,966	2,978,526	3,186,634
Other [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,438,050	917,307	712,196
Other [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,133,164	1,811,380	2,217,862
Other [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,967	27,949	30,998
Other [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	175,785	221,890	225,578
Other [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,613,835	1,139,197	943,037
Other [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 2,161,131	₩ 1,839,329	₩ 2,243,597